Income Taxes (Details) - Schedule of Statutory Tax Rate to Pre-Tax Income - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Statutory Tax Rate To Pre Tax Income [Abstract]
Expected taxation at HK statutory rate	$ (800,795)	$ (132,504)
Tax effect of two-tiered profits tax regime	(21,055)	(21,142)
Effect of income tax rate difference in other jurisdictions	(553,388)	(336,712)
Non-deductible expenses	61,208	116,287
Non-taxable income	(22,378)	(10,764)
Change in valuation allowance	2,574,664	1,455,390
Others	(7,047)	542
Income tax expense	$ 1,245,303	$ 1,071,097